Cost Reduction Programs (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Cost Reduction Programs [Abstract]
Beginning Balance	$ 25,000,000
Incurred	47,000,000
Settled	(22,000,000)
Remaining Balance	25,000,000
Cost Reduction Programs Text [Abstract]
Number of Employees Severed Across the AEP System		2,461
Severance Costs		293,000,000
Appalachian Power Co [Member]
Cost Reduction Programs Text [Abstract]
Number of Employees Severed Across the AEP System		2,461
Appalachian Power Co [Member] | 2012 Sustainable Cost Reductions
Cost Reduction Programs [Abstract]
Beginning Balance	1,321,000
Expense Allocation from AEPSC	6,452,000
Incurred	2,020,000
Settled	(7,151,000)
Remaining Balance	1,321,000
Appalachian Power Co [Member] | 2010 Cost Reduction Initiatives
Cost Reduction Programs [Abstract]
Beginning Balance	0		92,000
Incurred		56,925,000
Settled	0
Adjustments	(92,000)
Remaining Balance	0		92,000
Indiana Michigan Power Co [Member]
Cost Reduction Programs Text [Abstract]
Number of Employees Severed Across the AEP System		2,461
Indiana Michigan Power Co [Member] | 2012 Sustainable Cost Reductions
Cost Reduction Programs [Abstract]
Beginning Balance	1,357,000
Expense Allocation from AEPSC	4,167,000
Incurred	1,511,000
Settled	(4,321,000)
Remaining Balance	1,357,000
Indiana Michigan Power Co [Member] | 2010 Cost Reduction Initiatives
Cost Reduction Programs [Abstract]
Incurred		45,036,000
Ohio Power Co [Member]
Cost Reduction Programs Text [Abstract]
Number of Employees Severed Across the AEP System		2,461
Ohio Power Co [Member] | 2012 Sustainable Cost Reductions
Cost Reduction Programs [Abstract]
Beginning Balance	3,450,000
Expense Allocation from AEPSC	9,225,000
Incurred	4,273,000
Settled	(10,048,000)
Remaining Balance	3,450,000
Ohio Power Co [Member] | 2010 Cost Reduction Initiatives
Cost Reduction Programs [Abstract]
Beginning Balance	0		138,000
Incurred		85,400,000
Settled	(138,000)
Adjustments	0
Remaining Balance	0		138,000
Public Service Co of Oklahoma [Member]
Cost Reduction Programs Text [Abstract]
Number of Employees Severed Across the AEP System		2,461
Public Service Co of Oklahoma [Member] | 2012 Sustainable Cost Reductions
Cost Reduction Programs [Abstract]
Beginning Balance	652,000
Expense Allocation from AEPSC	3,020,000
Incurred	655,000
Settled	(3,023,000)
Remaining Balance	652,000
Public Service Co of Oklahoma [Member] | 2010 Cost Reduction Initiatives
Cost Reduction Programs [Abstract]
Incurred		24,005,000
Southwestern Electric Power Co [Member]
Cost Reduction Programs Text [Abstract]
Number of Employees Severed Across the AEP System		2,461
Southwestern Electric Power Co [Member] | 2012 Sustainable Cost Reductions
Cost Reduction Programs [Abstract]
Beginning Balance	627,000
Expense Allocation from AEPSC	4,199,000
Incurred	1,510,000
Settled	(5,082,000)
Remaining Balance	627,000
Southwestern Electric Power Co [Member] | 2010 Cost Reduction Initiatives
Cost Reduction Programs [Abstract]
Incurred		$ 29,662,000